GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 83.2%
	Agriculture — 5.4%
48,000	Archer-Daniels-Midland Co.(a)	$2,736,000
20,500	Bunge Ltd.(a)	1,625,035
69,990	Nutrien Ltd.(a)	3,771,761

		8,132,796

	Energy and Energy Services — 19.1%
11,700	APA Corp.	209,430
23,000	Baker Hughes Co.	497,030
47,400	BP plc, ADR(a)	1,154,190
21,300	Cabot Oil & Gas Corp.	400,014
37,945	Chevron Corp.(a)	3,976,256
21,200	ConocoPhillips	1,122,964
15,300	Devon Energy Corp.	334,305
6,500	Diamondback Energy Inc.	477,685
61,500	Eni SpA	756,838
16,000	EOG Resources Inc.(a)	1,160,480
69,400	Exxon Mobil Corp.(a)	3,874,602
23,000	Halliburton Co.(a)	493,580
2,500	Helmerich & Payne Inc.	67,400
3,500	Hess Corp.	247,660
6,600	HollyFrontier Corp.	236,148
69,682	Kinder Morgan Inc.(a)	1,160,205
17,695	Marathon Petroleum Corp.(a)	946,506
8,598	Occidental Petroleum Corp.(a)	228,879
12,500	ONEOK Inc.	633,250
11,700	Phillips 66(a)	954,018
6,900	Pioneer Natural Resources Co.(a)	1,095,858
137,500	Royal Dutch Shell plc, Cl. A	2,679,964
41,500	Schlumberger NV(a)	1,128,385
21,000	Suncor Energy Inc.(a)	438,900
15,000	Sunoco LP	477,600
36,200	The Williams Companies Inc.(a)	857,578
45,000	TOTAL SE, ADR(a)	2,094,300
13,300	Valero Energy Corp.(a)	952,280

		28,656,305

	Food and Beverage — 3.0%
48,594	Mowi ASA	1,205,596
15,000	Pilgrim’s Pride Corp.†	356,850
39,000	Tyson Foods Inc., Cl. A(a)	2,897,700

		4,460,146

	Health Care — 7.9%
9,000	IDEXX Laboratories Inc.†(a)	4,403,790
47,000	Zoetis Inc.(a)	7,401,560

		11,805,350

	Machinery — 3.8%
10,000	AGCO Corp.	1,436,500
109,000	CNH Industrial NV†(a)	1,704,760
7,000	Deere & Co.(a)	2,618,980

		5,760,240

Shares		Market Value
	Metals and Mining — 41.3%
70,100	Agnico Eagle Mines Ltd.(a)	$4,052,481
361,416	Alamos Gold Inc., Cl. A(a)	2,822,659
30,000	AngloGold Ashanti Ltd., ADR	659,100
254,500	B2Gold Corp.	1,096,895
241,794	Barrick Gold Corp.(a)	4,787,521
475,000	Belo Sun Mining Corp.†	302,379
30,000	BHP Group Ltd., ADR(a)	2,081,700
175,000	Centamin plc	250,905
99,000	Centerra Gold Inc.	876,009
75,000	Dundee Precious Metals Inc.	457,746
107,400	Eldorado Gold Corp.†	1,158,846
149,685	Endeavour Mining Corp.	3,017,045
97,000	Equinox Gold Corp.†	775,030
451,000	Evolution Mining Ltd.	1,397,633
33,300	Franco-Nevada Corp.(a)	4,172,157
101,000	Freeport-McMoRan Inc.†(a)	3,325,930
62,137	Fresnillo plc	740,292
70,000	Gold Fields Ltd., ADR	664,300
748,733	Gold Road Resources Ltd.	625,570
79,224	Harmony Gold Mining Co. Ltd., ADR†	345,417
481,500	Hochschild Mining plc	1,299,049
153,500	Kinross Gold Corp.	1,023,845
100,126	Kirkland Lake Gold Ltd.(a)	3,384,259
10,000	Labrador Iron Ore Royalty Corp.	294,661
105,952	Newcrest Mining Ltd.	1,965,221
76,200	Newmont Corp.(a)	4,592,574
67,085	Northern Dynasty Minerals Ltd.†	42,532
461,005	Northern Star Resources Ltd.	3,319,482
314,975	OceanaGold Corp.†	468,690
76,700	Osisko Gold Royalties Ltd.	844,695
7,000	Pan American Silver Corp.	210,210
600,000	Perseus Mining Ltd.†	487,631
112,500	Pretium Resources Inc.†	1,166,625
50,000	Rio Tinto plc, ADR(a)	3,882,500
10,000	Royal Gold Inc.	1,076,200
59,000	SSR Mining Inc.	842,520
71,500	Wesdome Gold Mines Ltd.†	474,505
10	Westgold Resources Ltd.†	15
67,850	Wheaton Precious Metals Corp.(a)	2,592,549
80,000	Yamana Gold Inc.	347,200

		61,924,578

	Specialty Chemicals — 2.7%
26,000	CF Industries Holdings Inc.(a)	1,179,880
13,500	FMC Corp.	1,493,235
45,000	The Mosaic Co.(a)	1,422,450

		4,095,565

	TOTAL COMMON STOCKS	124,834,980

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	RIGHTS — 0.1%
	Metals and Mining — 0.1%
90,000	Pan American Silver Corp., CVR†	$78,300

	WARRANTS — 0.0%
	Energy and Energy Services — 0.0%
1,012	Occidental Petroleum Corp., expire 08/03/27†	12,053

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Metals and Mining — 0.6%
$200,000	Fortuna Silver Mines Inc.4.650%, 10/31/24	322,120
350,000	Osisko Gold Royalties Ltd.4.000%, 12/31/22	280,735
350,000	Pretium Resources Inc.2.250%, 03/15/22	360,937

		963,792

	TOTAL CONVERTIBLE CORPORATE BONDS	963,792

	CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
500,000	IAMGOLD Corp., 5.750%, 10/15/28(b)	507,025

	U.S. GOVERNMENT OBLIGATIONS — 15.8%

	U.S. Cash Management Bill — 0.3%
490,000	0.005%††, 04/20/2021	489,996

	U.S. Treasury Bills — 15.5%
23,252,000	0.005% to 0.107%†††, 04/08/21 to 09/23/21(c)	23,251,669

	TOTAL U.S. GOVERNMENT OBLIGATIONS	23,741,665

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%
	(Cost $174,159,994)	$150,137,815

(a)	Securities, or a portion thereof, with a value of $59,620,398 were deposited with the broker as collateral for options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At March 31, 2021, $18,639,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	79.5%	$119,337,617
Europe	9.1	13,729,054
Asia/Pacific	6.9	10,345,942
Latin America	3.4	5,056,386
South Africa	1.1	1,668,816

Total Investments — Long Positions	100.0%	$150,137,815

Short Positions
North America	(5.8)%	$(8,755,465)
Europe	(0.2)	(225,486)
Asia/Pacific	(0.0)**	(42,763)

Total Investments — Short Positions	(6.0)%	$(9,023,714)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

As of March 31, 2021, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options
Written — (4.6)%
Agnico Eagle Mines Ltd.	Pershing LLC	100	USD	578,100	USD	70.00	06/18/21	$9,264
Agnico Eagle Mines Ltd.	Pershing LLC	80	USD	462,480	USD	77.00	06/18/21	3,289
Agnico Eagle Mines Ltd.	Pershing LLC	215	USD	1,242,915	USD	77.00	08/20/21	20,344
Agnico Eagle Mines Ltd.	Pershing LLC	200	USD	1,156,200	USD	60.00	10/15/21	108,663
Agnico Eagle Mines Ltd.	Pershing LLC	60	USD	346,860	USD	66.00	10/15/21	20,918
Alamos Gold Inc., Cl. A	Pershing LLC	389	USD	303,809	USD	9.00	05/21/21	10,895
Alamos Gold Inc., Cl. A	Pershing LLC	525	USD	410,025	USD	11.25	05/21/21	3,145
Alamos Gold Inc., Cl. A	Pershing LLC	1,200	USD	937,200	USD	11.25	07/16/21	24,785
Alamos Gold Inc., Cl. A	Pershing LLC	525	USD	410,025	USD	9.50	11/19/21	45,995
Apache Corp.	Pershing LLC	39	USD	69,810	USD	20.00	09/17/21	0
Archer-Daniels-Midland Co.	Pershing LLC	230	USD	1,311,000	USD	51.00	04/16/21	145,535
Archer-Daniels-Midland Co.	Pershing LLC	250	USD	1,425,000	USD	54.00	06/18/21	104,039
B2Gold Corp.	Pershing LLC	400	USD	172,400	USD	5.50	04/16/21	194
B2Gold Corp.	Pershing LLC	835	USD	359,885	USD	7.00	04/16/21	0
B2Gold Corp.	Pershing LLC	1,300	USD	560,300	USD	6.00	06/18/21	12,381
B2Gold Corp.	Pershing LLC	835	USD	359,885	USD	6.50	08/20/21	14,553
B2Gold Corp.	Pershing LLC	835	USD	359,885	USD	5.50	10/15/21	31,605
Baker Hughes Co.	Pershing LLC	95	USD	205,295	USD	21.00	04/16/21	10,694
Baker Hughes Co.	Pershing LLC	65	USD	140,465	USD	22.00	06/18/21	9,284
Baker Hughes Co.	Pershing LLC	70	USD	151,270	USD	24.00	08/20/21	8,388
Barrick Gold Corp.	Pershing LLC	750	USD	1,485,000	USD	27.50	04/16/21	573
Barrick Gold Corp.	Pershing LLC	180	USD	356,400	USD	21.00	06/18/21	14,699
Barrick Gold Corp.	Pershing LLC	688	USD	1,362,240	USD	28.00	06/18/21	7,271
Barrick Gold Corp.	Pershing LLC	675	USD	1,336,500	USD	23.00	08/20/21	47,499
Barrick Gold Corp.	Pershing LLC	125	USD	247,500	USD	26.00	08/20/21	4,046
Barrick Gold Corp.	Pershing LLC	375	USD	742,500	USD	23.00	10/15/21	35,127
BHP Group Ltd., ADR	Pershing LLC	100	USD	693,900	USD	52.50	05/21/21	173,853
BHP Group Ltd., ADR	Pershing LLC	100	USD	693,900	USD	65.00	08/20/21	76,747
BHP Group Ltd., ADR	Pershing LLC	100	USD	693,900	USD	72.00	09/17/21	36,140
BP plc, ADR	Pershing LLC	139	USD	338,465	USD	25.00	05/21/21	12,967
BP plc, ADR	Pershing LLC	170	USD	413,950	USD	26.00	07/16/21	19,183
BP plc, ADR	Pershing LLC	165	USD	401,775	USD	25.00	09/17/21	31,117
Bunge Ltd.	Pershing LLC	100	USD	792,700	USD	72.50	04/16/21	75,326
Bunge Ltd.	Pershing LLC	100	USD	792,700	USD	80.00	06/18/21	44,963
Cabot Oil & Gas Corp.	Pershing LLC	80	USD	150,240	USD	20.00	04/16/21	1,378
Cabot Oil & Gas Corp.	Pershing LLC	75	USD	140,850	USD	21.00	06/18/21	3,437
Cabot Oil & Gas Corp.	Pershing LLC	75	USD	140,850	USD	20.00	08/20/21	8,232

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
CF Industries Holdings Inc.	Pershing LLC	130	USD	589,940	USD	37.50	05/21/21	$106,821
CF Industries Holdings Inc.	Pershing LLC	130	USD	589,940	USD	42.50	07/16/21	67,902
Chevron Corp.	Pershing LLC	88	USD	922,152	USD	80.00	04/16/21	219,827
Chevron Corp.	Pershing LLC	128	USD	1,341,312	USD	100.00	05/21/21	85,515
Chevron Corp.	Pershing LLC	93	USD	974,547	USD	100.00	07/16/21	80,124
Chevron Corp.	Pershing LLC	70	USD	733,530	USD	105.00	09/17/21	49,737
CNH Industrial NV	Pershing LLC	400	USD	625,600	USD	14.00	05/21/21	73,419
CNH Industrial NV	Pershing LLC	340	USD	531,760	USD	12.00	06/18/21	126,874
CNH Industrial NV	Pershing LLC	350	USD	547,400	USD	16.50	09/17/21	41,149
ConocoPhillips	Pershing LLC	100	USD	529,700	USD	40.00	05/21/21	131,210
ConocoPhillips	Pershing LLC	45	USD	238,365	USD	50.00	07/16/21	25,951
ConocoPhillips	Pershing LLC	67	USD	354,899	USD	50.00	09/17/21	46,119
Deere & Co.	Pershing LLC	30	USD	1,122,420	USD	250.00	06/18/21	379,905
Deere & Co.	Pershing LLC	40	USD	1,496,560	USD	350.00	08/20/21	167,743
Devon Energy Corp.	Pershing LLC	50	USD	109,250	USD	17.00	04/16/21	24,910
Devon Energy Corp.	Pershing LLC	23	USD	50,255	USD	19.00	04/16/21	7,058
Devon Energy Corp.	Pershing LLC	80	USD	174,800	USD	20.00	07/16/21	28,828
Diamondback Energy Inc.	Pershing LLC	20	USD	146,980	USD	70.00	06/18/21	21,216
Diamondback Energy Inc.	Pershing LLC	20	USD	146,980	USD	75.00	08/20/21	21,501
Diamondback Energy Inc.	Pershing LLC	25	USD	183,725	USD	80.00	10/15/21	26,885
Eldorado Gold Corp.	Pershing LLC	243	USD	262,197	USD	13.00	09/17/21	22,604
Endeavour Mining Corp.	Pershing LLC	315	CAD	797,895	CAD	15.00	04/16/21	49
Endeavour Mining Corp.	Pershing LLC	315	CAD	797,895	CAD	16.00	04/16/21	4
Endeavour Mining Corp.	Pershing LLC	563	CAD	1,426,079	CAD	17.00	07/16/21	5,541
Eni SpA	Morgan Stanley	40	EUR	209,880	EUR	9.50	05/21/21	25,362
Eni SpA	Morgan Stanley	40	EUR	209,880	EUR	9.50	07/16/21	23,513
Eni SpA	Morgan Stanley	40	EUR	209,880	EUR	10.00	09/17/21	18,171
EOG Resources Inc.	Pershing LLC	55	USD	398,915	USD	57.50	05/21/21	85,499
EOG Resources Inc.	Pershing LLC	50	USD	362,650	USD	60.00	07/16/21	73,210
EOG Resources Inc.	Pershing LLC	55	USD	398,915	USD	75.00	09/17/21	46,366
Equinox Gold Corp.	Pershing LLC	485	USD	387,515	USD	13.00	07/16/21	4,640
Exxon Mobil Corp.	Pershing LLC	65	USD	362,895	USD	42.00	04/16/21	91,373
Exxon Mobil Corp.	Pershing LLC	100	USD	558,300	USD	43.00	05/21/21	124,223
Exxon Mobil Corp.	Pershing LLC	15	USD	83,745	USD	45.00	05/21/21	15,790
Exxon Mobil Corp.	Pershing LLC	107	USD	597,381	USD	50.00	05/21/21	65,401
Exxon Mobil Corp.	Pershing LLC	205	USD	1,144,515	USD	55.00	07/16/21	81,841
Exxon Mobil Corp.	Pershing LLC	202	USD	1,127,766	USD	60.00	09/17/21	54,719
FMC Corp.	Pershing LLC	70	USD	774,270	USD	115.00	04/16/21	4,557
Franco-Nevada Corp.	Pershing LLC	132	USD	1,653,828	USD	120.00	09/17/21	178,929
Freeport-McMoRan Inc.	Pershing LLC	270	USD	889,110	USD	40.00	09/17/21	59,850
Gold Fields Ltd., ADR	Pershing LLC	350	USD	332,150	USD	10.00	09/17/21	37,941

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Halliburton Co.	Pershing LLC	100	USD	214,600	USD	21.00	05/21/21	$18,475
Halliburton Co.	Pershing LLC	130	USD	278,980	USD	23.00	07/16/21	21,327
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	380	USD	165,680	USD	6.00	07/16/21	8,231
Hess Corp.	Pershing LLC	20	USD	141,520	USD	62.50	06/18/21	21,790
Hess Corp.	Pershing LLC	15	USD	106,140	USD	65.00	08/20/21	16,420
HollyFrontier Corp.	Pershing LLC	36	USD	128,808	USD	33.00	06/18/21	16,298
HollyFrontier Corp.	Pershing LLC	30	USD	107,340	USD	45.00	09/17/21	4,917
IDEXX Laboratories Inc.	Pershing LLC	30	USD	1,467,930	USD	550.00	09/17/21	66,846
Kinder Morgan Inc.	Pershing LLC	225	USD	374,625	USD	16.00	06/18/21	24,185
Kinder Morgan Inc.	Pershing LLC	235	USD	391,275	USD	16.00	08/20/21	28,374
Kinder Morgan Inc.	Pershing LLC	237	USD	394,605	USD	18.00	10/15/21	15,940
Kinross Gold Corp.	Pershing LLC	418	USD	278,806	USD	9.00	04/16/21	76
Kinross Gold Corp.	Pershing LLC	683	USD	455,561	USD	7.50	05/21/21	14,504
Kinross Gold Corp.	Pershing LLC	700	USD	466,900	USD	8.00	07/16/21	19,362
Kinross Gold Corp.	Pershing LLC	117	USD	78,039	USD	7.50	09/17/21	6,300
Kirkland Lake Gold Ltd.	Pershing LLC	335	USD	1,132,300	USD	40.00	05/21/21	17,473
Kirkland Lake Gold Ltd.	Pershing LLC	172	USD	581,360	USD	47.00	07/16/21	6,469
Kirkland Lake Gold Ltd.	Pershing LLC	61	USD	206,180	USD	50.00	07/16/21	1,370
Kirkland Lake Gold Ltd.	Pershing LLC	233	USD	787,540	USD	35.00	08/20/21	70,755
Kirkland Lake Gold Ltd.	Pershing LLC	335	USD	1,132,300	USD	45.00	09/17/21	33,677
Marathon Petroleum Corp.	Pershing LLC	40	USD	213,960	USD	40.00	05/21/21	53,881
Marathon Petroleum Corp.	Pershing LLC	12	USD	64,188	USD	52.50	05/21/21	4,526
Marathon Petroleum Corp.	Pershing LLC	60	USD	320,940	USD	50.00	07/16/21	39,783
Marathon Petroleum Corp.	Pershing LLC	65	USD	347,685	USD	62.50	09/17/21	17,345
Mowi ASA	Morgan Stanley	35,053	NOK	7,438,247	NOK	199.70	04/16/21	54,844
Newcrest Mining Ltd.	Morgan Stanley	510	AUD	1,245,420	AUD	30.00	05/20/21	1,041
Newcrest Mining Ltd.	Morgan Stanley	250	AUD	610,500	AUD	27.00	07/15/21	12,569
Newcrest Mining Ltd.	Pershing LLC	300	AUD	732,600	AUD	26.00	09/16/21	29,153
Newmont Corp.	Pershing LLC	150	USD	904,050	USD	63.00	04/16/21	8,679
Newmont Corp.	Pershing LLC	205	USD	1,235,535	USD	65.00	05/21/21	25,775
Newmont Corp.	Pershing LLC	150	USD	904,050	USD	60.00	07/16/21	59,628
Newmont Corp.	Pershing LLC	150	USD	904,050	USD	62.50	08/20/21	53,653
Newmont Corp.	Pershing LLC	107	USD	644,889	USD	70.00	10/15/21	23,621
Northern Star Resources Ltd.	The Goldman Sachs Group Inc.	1,532	AUD	1,452,336	AUD	15.00	04/16/21	0
Nutrien Ltd.	Pershing LLC	250	USD	1,347,250	USD	50.00	05/21/21	127,293
Nutrien Ltd.	Pershing LLC	250	USD	1,347,250	USD	55.00	07/16/21	70,207
Nutrien Ltd.	Pershing LLC	200	USD	1,077,800	USD	52.00	09/17/21	105,983

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Occidental Petroleum Corp.	Pershing LLC	45	USD	119,790	USD	25.00	07/16/21	$20,078
ONEOK Inc.	Pershing LLC	40	USD	202,640	USD	45.00	04/16/21	23,780
ONEOK Inc.	Pershing LLC	40	USD	202,640	USD	46.00	07/16/21	25,387
ONEOK Inc.	Pershing LLC	45	USD	227,970	USD	46.00	09/17/21	30,049
Pan American Silver Corp.	Pershing LLC	70	USD	210,210	USD	32.50	08/20/21	20,467
Phillips 66	Pershing LLC	35	USD	285,390	USD	65.00	04/16/21	59,826
Phillips 66	Pershing LLC	5	USD	40,770	USD	80.00	05/21/21	2,634
Phillips 66	Pershing LLC	35	USD	285,390	USD	80.00	06/18/21	22,403
Phillips 66	Pershing LLC	40	USD	326,160	USD	80.00	08/20/21	31,788
Pilgrim’s Pride Corp.	Pershing LLC	75	USD	178,425	USD	27.00	07/16/21	5,736
Pioneer Natural Resources Co.	Pershing LLC	18	USD	285,876	USD	145.00	04/16/21	27,165
Pioneer Natural Resources Co.	Pershing LLC	16	USD	254,112	USD	140.00	06/18/21	38,007
Pioneer Natural Resources Co.	Pershing LLC	18	USD	285,876	USD	140.00	09/17/21	50,405
Pioneer Natural Resources Co.	Pershing LLC	18	USD	285,876	USD	160.00	09/17/21	31,115
Pretium Resources Inc.	Pershing LLC	375	USD	388,875	USD	13.00	07/16/21	14,359
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,320,050	USD	71.57	05/21/21	116,147
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,320,050	USD	74.07	07/16/21	111,887
Rio Tinto plc, ADR	Pershing LLC	160	USD	1,242,400	USD	80.00	09/17/21	72,529
Royal Dutch Shell plc, Cl. A	Morgan Stanley	61	GBP	862,418	GBP	1,500.00	06/18/21	37,387
Royal Dutch Shell plc, Cl. A	Morgan Stanley	40	GBP	565,520	GBP	1,600.00	09/17/21	25,676
Royal Dutch Shell plc, Cl. A	Morgan Stanley	37	GBP	523,106	GBP	1,500.00	10/15/21	40,533
Royal Gold Inc.	Pershing LLC	45	USD	484,290	USD	115.00	04/16/21	3,273
Royal Gold Inc.	Pershing LLC	55	USD	591,910	USD	115.00	06/18/21	20,777
Schlumberger NV	Pershing LLC	150	USD	407,850	USD	25.00	05/21/21	47,361
Schlumberger NV	Pershing LLC	130	USD	353,470	USD	25.00	07/16/21	50,087
Schlumberger NV	Pershing LLC	135	USD	367,065	USD	30.00	09/17/21	30,518
SSR Mining Inc.	Pershing LLC	340	USD	485,520	USD	20.00	09/17/21	16,501
Suncor Energy Inc.	Pershing LLC	75	USD	156,750	USD	20.00	06/18/21	16,162
Suncor Energy Inc.	Pershing LLC	75	USD	156,750	USD	22.00	09/17/21	14,635
Suncor Energy Inc.	Pershing LLC	75	USD	156,750	USD	24.00	10/15/21	11,184
Sunoco LP	Pershing LLC	50	USD	159,200	USD	30.00	05/21/21	9,690
Sunoco LP	Pershing LLC	50	USD	159,200	USD	29.00	07/16/21	15,586
Sunoco LP	Pershing LLC	50	USD	159,200	USD	30.00	09/17/21	11,620
The Mosaic Co.	Pershing LLC	160	USD	505,760	USD	24.00	05/21/21	131,170

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
The Mosaic Co.	Pershing LLC	140	USD	442,540	USD	30.00	07/16/21	$61,540
The Williams Companies Inc.	Pershing LLC	122	USD	289,018	USD	23.00	05/21/21	17,154
The Williams Companies Inc.	Pershing LLC	120	USD	284,280	USD	23.00	07/16/21	19,361
The Williams Companies Inc.	Pershing LLC	120	USD	284,280	USD	24.00	09/17/21	15,973
TOTAL SE, ADR	Pershing LLC	125	USD	581,750	USD	46.75	05/21/21	24,923
TOTAL SE, ADR	Pershing LLC	125	USD	581,750	USD	45.00	07/16/21	43,625
TOTAL SE, ADR	Pershing LLC	40	USD	186,160	USD	50.00	07/16/21	5,285
TOTAL SE, ADR	Pershing LLC	125	USD	581,750	USD	50.00	09/17/21	26,603
Tyson Foods Inc., Cl. A	Pershing LLC	130	USD	965,900	USD	72.50	04/16/21	34,537
Tyson Foods Inc., Cl. A	Pershing LLC	130	USD	965,900	USD	72.50	07/16/21	65,072
Valero Energy Corp.	Pershing LLC	40	USD	286,400	USD	65.00	06/18/21	36,612
Valero Energy Corp.	Pershing LLC	13	USD	93,080	USD	70.00	06/18/21	8,005
Valero Energy Corp.	Pershing LLC	40	USD	286,400	USD	72.50	06/18/21	19,747
Valero Energy Corp.	Pershing LLC	40	USD	286,400	USD	77.50	08/20/21	17,798
VanEck Vectors Gold Miners ETF	Pershing LLC	540	USD	1,755,000	USD	37.00	07/16/21	50,591
VanEck Vectors Gold Miners ETF	Pershing LLC	540	USD	1,755,000	USD	35.00	11/19/21	134,398
Wheaton Precious Metals Corp.	Pershing LLC	273	USD	1,043,133	USD	50.00	05/21/21	6,188
Wheaton Precious Metals Corp.	Pershing LLC	286	USD	1,092,806	USD	50.00	06/18/21	11,805
Wheaton Precious Metals Corp.	Pershing LLC	260	USD	993,460	USD	47.00	09/17/21	40,531
Yamana Gold Inc.	Pershing LLC	400	USD	173,600	USD	6.50	05/21/21	1,089
Zoetis Inc.	Pershing LLC	150	USD	2,362,200	USD	162.00	06/18/21	73,598

TOTAL OTC CALL OPTIONS WRITTEN								$6,929,933

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	475	USD	2,330,350	USD	40.00	07/16/21	$36,603
iShares Global Clean Energy ETF	Pershing LLC	300	USD	729,000	USD	21.00	06/18/21	21,796
VanEck Vectors Gold Miners ETF	Pershing LLC	1,300	USD	4,225,000	USD	28.00	08/20/21	110,186

TOTAL OTC PUT OPTIONS WRITTEN								$168,585

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (1.1)%
AGCO Corp.	50	USD	718,250	USD	100.00	05/21/21	$222,250
AGCO Corp.	50	USD	718,250	USD	150.00	08/20/21	52,750
Alamos Gold Inc., Cl. A	1,500	USD	1,171,500	USD	10.00	09/17/21	78,000
AngloGold Ashanti Ltd., ADR	150	USD	329,550	USD	28.00	07/16/21	8,250
AngloGold Ashanti Ltd., ADR	150	USD	329,550	USD	25.00	10/15/21	29,250
Apache Corp.	75	USD	134,250	USD	20.00	07/16/21	13,350
Centerra Gold Inc.	500	CAD	556,000	CAD	17.00	05/21/21	2,586
Centerra Gold Inc.	49	CAD	54,488	CAD	19.00	07/16/21	487
Centerra Gold Inc.	500	CAD	556,000	CAD	15.00	09/17/21	21,485
Dundee Precious Metals Inc.	750	CAD	575,250	CAD	11.00	04/16/21	1,194
Eldorado Gold Corp.	185	USD	199,615	USD	13.00	05/21/21	5,180
Eldorado Gold Corp.	240	USD	258,960	USD	13.00	07/16/21	14,400
Endeavour Mining Corp.	335	CAD	848,555	CAD	40.00	04/16/21	1,066
Endeavour Mining Corp.	335	CAD	848,555	CAD	25.00	05/21/21	48,649
Endeavour Mining Corp.	335	CAD	848,555	CAD	27.00	07/16/21	44,651
Endeavour Mining Corp.	315	CAD	797,895	CAD	30.00	07/16/21	19,426
Endeavour Mining Corp.	95	CAD	240,635	CAD	32.00	07/16/21	3,969
Endeavour Mining Corp.	90	CAD	227,970	CAD	36.00	07/16/21	1,611
Endeavour Mining Corp.	185	CAD	468,605	CAD	26.00	09/17/21	40,115
Endeavour Mining Corp.	142	CAD	359,686	CAD	30.00	09/17/21	14,972
Equinox Gold Corp.	485	USD	387,515	USD	10.00	07/16/21	19,400
FMC Corp.	65	USD	718,965	USD	110.00	06/18/21	41,600
Franco-Nevada Corp.	110	USD	1,378,190	USD	135.00	05/21/21	28,050
Franco-Nevada Corp.	91	USD	1,140,139	USD	120.00	07/16/21	104,650
Freeport-McMoRan Inc.	250	USD	823,250	USD	30.00	05/21/21	107,500
Freeport-McMoRan Inc.	120	USD	395,160	USD	31.00	05/21/21	44,400
Freeport-McMoRan Inc.	370	USD	1,218,410	USD	32.00	07/16/21	150,590
Gold Fields Ltd., ADR	350	USD	332,150	USD	13.00	07/16/21	7,875
Harmony Gold Mining Co. Ltd., ADR	792	USD	345,312	USD	7.00	05/21/21	3,960
Helmerich & Payne Inc.	25	USD	67,400	USD	27.50	06/18/21	7,000
IDEXX Laboratories Inc.	30	USD	1,467,930	USD	500.00	04/16/21	23,250
IDEXX Laboratories Inc.	30	USD	1,467,930	USD	540.00	07/16/21	48,900
Occidental Petroleum Corp.	41	USD	109,142	USD	25.00	05/21/21	13,940
OceanaGold Corp.	1,500	CAD	280,500	CAD	2.50	07/16/21	14,920
Osisko Gold Royalties Ltd.	330	CAD	456,720	CAD	16.00	07/16/21	9,847
Osisko Gold Royalties Ltd.	350	CAD	484,400	CAD	15.00	09/17/21	26,458
Pilgrim’s Pride Corp.	75	USD	178,425	USD	20.00	05/21/21	32,625
Pretium Resources Inc.	375	USD	388,875	USD	15.00	05/21/21	5,625
Pretium Resources Inc.	375	USD	388,875	USD	12.00	09/17/21	33,375
SSR Mining Inc.	250	USD	357,000	USD	23.00	06/18/21	2,500
The Mosaic Co.	150	USD	474,150	USD	35.00	09/17/21	48,000
VanEck Vectors Gold Miners ETF	540	USD	1,755,000	USD	37.00	09/17/21	79,920

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Yamana Gold Inc.	400	USD	173,600	USD	7.00	07/16/21	$2,400
Zoetis Inc.	160	USD	2,519,680	USD	170.00	07/16/21	53,120
Zoetis Inc.	160	USD	2,519,680	USD	160.00	10/15/21	163,200

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$1,696,746

Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	600	USD	2,943,600	USD	32.00	05/21/21	$58,200
iShares Global Clean Energy ETF	300	USD	729,000	USD	21.00	04/16/21	2,400
iShares Global Clean Energy ETF	300	USD	729,000	USD	19.00	10/15/21	26,400
NextEra Energy Partners LP	85	USD	619,480	USD	60.00	04/16/21	1,700
VanEck Vectors Gold Miners ETF	1,250	USD	4,062,500	USD	31.00	05/21/21	113,750
VanEck Vectors Gold Miners ETF	1,300	USD	4,225,000	USD	26.00	06/18/21	26,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$228,450

TOTAL OPTIONS WRITTEN							$9,023,714